Organization and nature of business (Tables)	12 Months Ended
Sep. 30, 2022
Organization and nature of business
Schedule of major subsidiaries

	Date of	Place of	% of
Name of Entity	Incorporation	Incorporation	Ownership	Principal Activities
CN Energy	November 23, 2018	British Virgin Islands	Parent	Holding Company
Energy Holdings	August 29, 2013	Hong Kong	100%	Holding Company
Zhejiang CN Energy	January 14, 2019	Zhejiang, China	100%	Holding Company
Manzhouli CN Energy	January 24, 2019	Inner Mongolia, China	100%	Holding Company
Manzhouli CN Technology	June 10,2019	Inner Mongolia, China	100%	Holding Company
CN Energy Development	April 18, 2019	Zhejiang, China	100%	Holding Company
Khingan Forasen	March 5,2009	Heilongjiang, China	100%	Produces and distributes activated carbon and biomass electricity
Hangzhou Forasen	March 16,2006	Zhejiang, China	100%	Distributes activated carbon products
Zhongxing Energy	May 21,2018	Inner Mongolia, China	100%	Expected to produce activated carbon and steam for heating in the future
Zhejiang New Material	May 24, 2021	Zhejiang, China	100%	Expected to produce and sell wading activated carbon in the future
CN Energy USA	March 31, 2022	Delaware, U.S.A.	100%	Investment, consultation and trading, inactive.
Zhoushan Xinyue	April 8, 2022	Zhejiang, China	100%	Trading, inactive.
Ningbo Nadoutong	April 13, 2022	Zhejiang, China	100%	Trading, inactive.
Zhejiang Yongfeng	October 11, 2022	Zhejiang, China	100%	Produces and distributes activated carbon, inactive.